Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Assets and Liabilities
Schedule of assets and liabilities that are measured at fair value on a recurring and non-recurring basis

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2011
Assets
Fixed income securities:
U.S. government and agencies	$4,707	$1,608	$—		$6,315
Municipal	—	12,909	1,332		14,241
Corporate	—	42,176	1,405		43,581
Foreign government	—	2,081	—		2,081
RMBS	—	4,070	51		4,121
CMBS	—	1,724	60		1,784
ABS	—	3,669	297		3,966
Redeemable preferred stock	—	23	1		24

Total fixed income securities	4,707	68,260	3,146		76,113
Equity securities	3,433	887	43		4,363
Short-term investments	188	1,103	—		1,291
Other investments:
Free-standing derivatives	—	281	1	$(114)	168
Separate account assets	6,984	—	—		6,984
Other assets	1	—	1		2

Total recurring basis assets	15,313	70,531	3,191	(114)	88,921
Non-recurring basis (1)	—	—	35		35

Total assets at fair value	$15,313	$70,531	$3,226	$(114)	$88,956

% of total assets at fair value	17.2%	79.3%	3.6%	(0.1)%	100.0%
Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(723)		$(723)
Other liabilities:
Free-standing derivatives	(1)	(112)	(96)	$77	(132)

Total liabilities at fair value	$(1)	$(112)	$(819)	$77	$(855)

% of total liabilities at fair value	0.1%	13.1%	95.8%	(9.0)%	100.0%
(1)
Includes $19 million of mortgage loans and $16 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2010
Assets
Fixed income securities:
U.S. government and agencies	$4,976	$3,620	$—		$8,596
Municipal	—	13,918	2,016		15,934
Corporate	—	35,747	1,908		37,655
Foreign government	—	3,158	—		3,158
RMBS	—	6,199	1,794		7,993
CMBS	—	1,071	923		1,994
ABS	—	1,827	2,417		4,244
Redeemable preferred stock	—	37	1		38

Total fixed income securities	4,976	65,577	9,059		79,612
Equity securities	4,316	432	63		4,811
Short-term investments	174	3,105	—		3,279
Other investments:
Free-standing derivatives	—	651	74	$(286)	439
Separate account assets	8,676	—	—		8,676
Other assets	—	—	1		1

Total recurring basis assets	18,142	69,765	9,197	(286)	96,818
Non-recurring basis (1)	—	—	120		120

Total assets at fair value	$18,142	$69,765	$9,317	$(286)	$96,938

% of total assets at fair value	18.7%	72.0%	9.6%	(0.3)%	100.0%
Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(653)		$(653)
Other liabilities:
Free-standing derivatives	(2)	(529)	(95)	$263	(363)

Total liabilities at fair value	$(2)	$(529)	$(748)	$263	$(1,016)

% of total liabilities at fair value	0.2%	52.1%	73.6%	(25.9)%	100.0%
(1)
Includes $111 million of mortgage loans and $9 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

Schedule of the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

		Total realized and unrealized gains (losses) included in:
($ in millions)
	Balance as of December 31, 2010	Net income (1)	OCI on Statement of Financial Position	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$2,016	$(44)	$54	$70	$(82)
Corporate	1,908	62	(44)	239	(523)
RMBS	1,794	(86)	107	—	(1,256)
CMBS	923	(43)	113	86	(966)
ABS	2,417	23	(65)	—	(2,137)
Redeemable preferred stock	1	—	—	—	—

Total fixed income securities	9,059	(88)	165	395	(4,964)
Equity securities	63	(10)	—	—	(10)
Other investments:
Free-standing derivatives, net	(21)	(91)	—	—	—
Other assets	1	—	—	—	—

Total recurring Level 3 assets	$9,102	$(189)	$165	$395	$(4,974)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(653)	$(134)	$—	$—	$—

Total recurring Level 3 liabilities	$(653)	$(134)	$—	$—	$—

	Purchases	Sales	Issuances	Settlements	Balance as of December 31, 2011
Assets
Fixed income securities:
Municipal	$14	$(689)	$—	$(7)	$1,332
Corporate	387	(537)	—	(87)	1,405
RMBS	4	(378)	—	(134)	51
CMBS	17	(66)	—	(4)	60
ABS	504	(169)	—	(276)	297
Redeemable preferred stock	—	—	—	—	1

Total fixed income securities	926	(1,839)	—	(508)	3,146
Equity securities	1	(1)	—	—	43
Other investments:
Free-standing derivatives, net	70	—	—	(53)	(95	) (2)
Other assets	—	—	—	—	1

Total recurring Level 3 assets	$997	$(1,840)	$—	$(561)	$3,095

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(100)	$164	$(723)

Total recurring Level 3 liabilities	$—	$—	$(100)	$164	$(723)

(1)
The effect to net income totals $(323) million and is reported in the Consolidated Statements of Operations as follows: $(221) million in realized capital gains and losses, $36 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in life and annuity contract benefits.
(2)
Comprises $1 million of assets and $96 million of liabilities.

       The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

		Total realized and unrealized gains (losses) included in:
($ in millions)
			OCI on Statement of Financial Position
	Balance as of December 31, 2009	Net income (1)		Purchases, sales, issuances and settlements, net	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Assets
Fixed income securities:
Municipal	$2,706	$(40)	$46	$(588)	$38	$(146)	$2,016
Corporate	2,241	5	115	(167)	444	(730)	1,908
Foreign government	20	—	—	(20)	—	—	—
RMBS	1,671	(421)	736	(135)	—	(57)	1,794
CMBS	1,404	(233)	592	(526)	107	(421)	923
ABS	2,001	55	275	553	—	(467)	2,417
Redeemable preferred stock	2	—	—	(1)	—	—	1

Total fixed income securities	10,045	(634)	1,764	(884)	589	(1,821)	9,059
Equity securities	69	8	5	(12)	—	(7)	63
Other investments:
Free-standing derivatives, net	55	(202)	—	126	—	—	(21	) (2)
Other assets	2	(1)	—	—	—	—	1

Total recurring Level 3 assets	$10,171	$(829)	$1,769	$(770)	$589	$(1,828)	$9,102

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(110)	$(31)	$—	$3	$(515)	$—	$(653)

Total recurring Level 3 liabilities	$(110)	$(31)	$—	$3	$(515)	$—	$(653)

(1)
The effect to net income totals $(860) million and is reported in the Consolidated Statements of Operations as follows: $(901) million in realized capital gains and losses, $73 million in net investment income, $(1) million in interest credited to contractholder funds and $(31) million in life and annuity contract benefits.
(2)
Comprises $74 million of assets and $95 million of liabilities.

       The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.

							Total gains (losses) included in net income for financial instruments still held as of December 31, 2009 (3)
		Total realized and unrealized gains (losses) included in:
				Purchases, sales, issuances and settlements, net
($ in millions)	Balance as of December 31, 2008	Net income (1)	OCI on Statement of Financial Position		Net transfers in and/or (out) of Level 3	Balance as of December 31, 2009
Assets
Fixed income securities:
Municipal	$2,463	$(34)	$191	$(202)	$288	$2,706	$(34)
Corporate	10,195	(20)	1,216	(1,411)	(7,739)	2,241	53
Foreign government	—	—	—	80	(60)	20	—
RMBS	2,988	(179)	283	(470)	(951)	1,671	(128)
CMBS	457	(399)	804	(42)	584	1,404	(318)
ABS	1,714	(202)	918	21	(450)	2,001	(122)
Redeemable preferred stock	2	—	—	—	—	2	(1)

Total fixed income securities	17,819	(834)	3,412	(2,024)	(8,328)	10,045	(550)
Equity securities	74	(4)	1	1	(3)	69	(5)
Other investments:
Free-standing derivatives, net	(101)	62	—	94	—	55 (2)	180
Other assets	1	1	—	—	—	2	1

Total recurring Level 3 assets	$17,793	$(775)	$3,413	$(1,929)	$(8,331)	$10,171	$(374)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(265)	$148	$—	$7	$—	$(110)	$148

Total recurring Level 3 liabilities	$(265)	$148	$—	$7	$—	$(110)	$148

(1)
The effect to net income totals $(627) million and is reported in the Consolidated Statements of Operations as follows: $(889) million in realized capital gains and losses, $111 million in net investment income, $3 million in interest credited to contractholder funds and $148 million in life and annuity contract benefits.
(2)
Comprises $146 million of assets and $91 million of liabilities.
(3)
The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(226) million and are reported in the Consolidated Statements of Operations as follows: $(486) million in realized capital gains and losses, $106 million in net investment income, $6 million in interest credited to contractholder funds and $148 million in life and annuity contract benefits.

Schedule of gains and losses included in net income for Level 3 assets and liabilities still held at the balance sheet date

($ in millions)	2011	2010
Assets
Fixed income securities:
Municipal	$(28)	$(33)
Corporate	20	40
RMBS	—	(292)
CMBS	(11)	(28)
ABS	(33)	60

Total fixed income securities	(52)	(253)
Equity securities	(10)	(3)
Other investments:
Free-standing derivatives, net	(41)	(61)
Other assets	—	(1)

Total recurring Level 3 assets	$(103)	$(318)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(134)	$(31)

Total recurring Level 3 liabilities	$(134)	$(31)

Schedule of carrying values and fair value estimates of financial instruments not carried at fair value

($ in millions)	December 31, 2011		December 31, 2010
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$7,139	$7,350	$6,679	$6,439
Limited partnership interests – cost basis	1,569	1,838	1,348	1,481
Bank loans	339	328	363	355

($ in millions)	December 31, 2011		December 31, 2010
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$30,192	$30,499	$36,163	$35,194
Long-term debt	5,908	6,312	5,908	6,325
Liability for collateral	462	462	484	484